Significant Accounting Policies - Financing Receivables (Details) - Total Lease Receivable and Loan Receivable Portfolio Segments	12 Months Ended
Dec. 31, 2018 item
Financing receivables
Number of portfolio segments	2
Number of classes of financing receivable	3
Period after which financing receivables become past due	90 days